Company and Nature of Business	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Company and Nature of Business
Note 1. Company and Nature of Business
Description of Business
Joby Aviation, Inc. (“Joby Aviation” or the “Company”) is a vertically integrated air mobility company that is building a clean and quiet, fully electric vertical takeoff and landing (“eVTOL”) aircraft to be used by the Company to deliver passenger and freight air transportation as a service. The Company is headquartered in Santa Cruz, California.
Merger with RTP
On August 10, 2021 (the “Closing Date”), Reinvent Technology Partners, a Cayman Islands exempted company and special purpose acquisition company (“RTP”), completed the transactions contemplated by that certain Agreement and Plan of Merger (the “Merger Agreement”), dated as of February 23, 2021, by and among RTP, RTP Merger Sub Inc., a Delaware corporation and wholly owned subsidiary of RTP (“RTP Merger Sub”), and Joby Aero, Inc., a Delaware corporation (“Legacy Joby”). On the Closing Date, RTP was domesticated as a Delaware corporation, Merger Sub merged with and into Legacy Joby and the separate corporate existence of Merger Sub ceased (the “Merger”), and Legacy Joby survived as a wholly owned subsidiary of RTP, which changed its name to Joby Aviation, Inc.
The Merger, together with the other transactions described in the Merger Agreement and the PIPE Financing (as defined in Note 3, “Reverse Recapitalization,” below), are referred to herein as the (“Reverse Recapitalization”). The number of Legacy Joby common shares and redeemable convertible preferred shares for all periods prior to the Closing Date have been retrospectively increased using the exchange ratio that was established in accordance with the Merger Agreement. Please refer to Note 3, “Reverse Recapitalization,” for more details.
Significant Risks and Uncertainties
Management expects losses and negative cash flows to continue for the foreseeable future, primarily as a result of continued research and development efforts. The Company historically funded its research and development efforts through equity and debt issuances. In 2020, the Company received $70.5 million in gross proceeds from additional issuances of Legacy Joby Series C Preferred Stock. In January 2021, the Company received $75.0 million in gross proceeds from the issuance of a convertible promissory note. In August 2021, the Company raised approximately $1.0 billion in net proceeds from the Reverse Recapitalization (see Note 3. Reverse Recapitalization). Failure to raise additional funding or generate sufficient positive cash flows from operations in the longer term could have a material adverse effect on the Company’s ability to achieve its intended business objectives.
The Company operates in a dynamic high-technology industry. The Company is subject to a number of risks, including the possibility of the UAM market not achieving its expected potential; its ability to secure adequate infrastructure such as airports; the likelihood that aircrafts produced may not meet the required safety and performance standards; its ability to obtain relevant regulatory approvals for the commercialization; prospects of the U.S. government to modify or terminate existing contracts; and its capability to raise future capital when needed.
The Company’s foreign operations are subject to risks inherent in operating under different legal systems and various political and economic environments. Among the risks are changes in existing income tax and other laws, possible limitations on foreign investment and income repatriation, government pricing or foreign exchange controls, and restrictions on currency exchange.

In March, 2020, the World Health Organization declared the
COVID-19
outbreak a global pandemic and recommended containment measures worldwide. To comply with the recommended containment measures and protect its employees, the Company implemented alternative work arrangements for its employees and limited its employees’ travel activities. Although some of the governmental restrictions have since been lifted or scaled back, recent and future surges of
COVID-19
may result in restrictions being
re-implemented
in response to efforts to reduce the spread of
COVID-19.
The ultimate impact of the
COVID-19
pandemic on the Company’s operations is unknown and will depend on future developments which are highly uncertain and cannot be predicted with confidence, including the duration and severity of the
COVID-19
pandemic, the status of health and safety actions taken to contain its spread and any additional preventative and protective actions that governments, or the Company, may take, any resurgence of
COVID-19
that may occur and how quickly and to what extent economic and operating conditions normalize within the markets in which the Company operates. The
COVID-19
pandemic could disrupt the operations of the Company’s third-party manufacturers, suppliers and certification agencies. The Company cannot predict how long the pandemic and measures intended to contain the spread of
COVID-19
will continue and what effect
COVID-19
and the associated containment measures will have on our suppliers and vendors. The Company is working closely with its manufacturing partners and suppliers to help ensure the Company is able to continue its research and development activities necessary to complete the development of its eVTOL aircraft and commence delivery of its services. The impact of COVID on certification agencies is also unknown and may affect the timeline to certify the Company’s aircraft.